Significant accounting policies - Additional Information (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Non-regulated energy sales	180,191	114,351
Interest expense	53,345	35,620
Contributions in aid of construction	627	3,555
Water lease, term	50 years
Water lease, inducement period	10 years
Description of interest rate on deposits	The deposits bear monthly interest and are applied to the customer account after 12 months if the customer is found to be credit worthy.
Terms of interest rate on deposits	12 months
Long Sault | Long Sault, Hydroelectric generating facility
Significant Accounting Policies [Line Items]
Percentage of acquirable equity in 2038	58.00%
Generating assets of Long Sault	44,319	42,566
Long-term debt of Long Sault	37,143	38,136
Non-regulated energy sales	10,155	8,747
Operating expense and amortization	2,391	2,728
Interest expense	3,632	3,929
Long Sault | Long Sault, Hydroelectric generating facility | 2014 - 2027
Significant Accounting Policies [Line Items]
Percentage of future cash flows of the facility	65.00%
Long Sault | Long Sault, Hydroelectric generating facility | Thereafter to 2046
Significant Accounting Policies [Line Items]
Percentage of future cash flows of the facility	58.00%
Minimum
Significant Accounting Policies [Line Items]
Refund period of developer advances	10 years
Maximum
Significant Accounting Policies [Line Items]
Refund period of developer advances	20 years
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life	25 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life	40 years